Investments in Affiliates (Details) - Schedule of financial information of equity method investees ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Statements of Balance Sheet
Total assets	¥ 14,883,038
Total liabilities	¥ 10,783,449